UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2009

Check here if Amendment [x];  Amendment Number: 1
This Amendment (Check only one.): [ x] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

/s/William Young__   St. Louis, MO  JANUARY 4, 2010
This is an amendment and no new holdings reported. Please disregard previous filing.

Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      58
Form 13F Information Table Value Total:       $107,965
                                           (x thousand)

List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ABBOTT LABORATORIES            COM              002824100     3687    68285 SH       DEFINED                     0        0    68285
ADOBE SYSTEMS INC              COM              00724F101     3721   101160 SH       DEFINED                     0        0   101160
AMGEN INC                      COM              031162100     3329    58850 SH       DEFINED                     0        0    58850
APOLLO GROUP INC CL A          COM              037604105     2209    36460 SH       DEFINED                     0        0    36460
BMC SOFTWARE INC               COM              055921100     2927    72995 SH       DEFINED                     0        0    72995
BIO-REFERENCE LABS, INC.       COM              09057G602     1410    36050 SH       DEFINED                     0        0    36050
CH ROBINSON WORLDWIDE INC      COM              12541W209     2578    43900 SH       DEFINED                     0        0    43900
CAMPBELL SOUP CO               COM              134429109     2851    84335 SH       DEFINED                     0        0    84335
CAPELLA EDUCATION CO           COM              139594105     1051    13960 SH       DEFINED                     0        0    13960
CASEY'S GENERAL STORES INC     COM              147528103     1436    45000 SH       DEFINED                     0        0    45000
CATALYST HEALTH SOLUTIONS INC  COM              14888B103     1753    48060 SH       DEFINED                     0        0    48060
CHURCH & DWIGHT INC            COM              171340102     1225    20260 SH       DEFINED                     0        0    20260
CLOROX CO                      COM              189054109     2976    48780 SH       DEFINED                     0        0    48780
COGNIZANT TECH SOL CL A        COM              192446102     1088    24000 SH       DEFINED                     0        0    24000
CUBIC CORP                     COM              229669106     1310    35120 SH       DEFINED                     0        0    35120
DANAHER CORP                   COM              235851102      248     3300 SH       DEFINED                     0        0     3300
DAVITA INC                     COM              23918K108     3344    56935 SH       DEFINED                     0        0    56935
DEVRY INC                      COM              251893103     1219    21480 SH       DEFINED                     0        0    21480
DOLLAR TREE STORES             COM              256747106     1231    25080 SH       DEFINED                     0        0    25080
ECOLAB INC                     COM              278865100     3479    78040 SH       DEFINED                     0        0    78040
EXPRESS SCRIPTS INC            COM              302182100      216     2500 SH       DEFINED                     0        0     2500
GEN DYNAMICS CORP              COM              369550108      770    11300 SH       DEFINED                     0        0    11300
GENERAL MILLS INCORPORATED     COM              370334104     3001    42380 SH       DEFINED                     0        0    42380
GILEAD SCIENCES INC            COM              375558103     2959    68395 SH       DEFINED                     0        0    68395
HEALTHSOUTH CORP NEW           COM              421924309      845    45000 SH       DEFINED                     0        0    45000
HERSHEY CO                     COM              427866108     2309    64510 SH       DEFINED                     0        0    64510
HEWLETT PACKARD CORP           COM              428236103     4935    95800 SH       DEFINED                     0        0    95800
ICON PLC INC ADS               COM              45103T107     1092    50270 SH       DEFINED                     0        0    50270
IDEXX LABORATORIES INC         COM              45168D104     1250    23380 SH       DEFINED                     0        0    23380
IMMUCOR INC                    COM              452526106     1340    66230 SH       DEFINED                     0        0    66230
INTEGRA LIFESCIENCES CORP(NEW) COM              457985208     1332    36120 SH       DEFINED                     0        0    36120
JOS A BANK CLOTHIERS INC       COM              480838101     1143    27100 SH       DEFINED                     0        0    27100
KROGER COMPANY                 COM              501044101      505    24600 SH       DEFINED                     0        0    24600
MAGELLAN HEALTH SERVICES INC   COM              559079207     1349    33110 SH       DEFINED                     0        0    33110
MCDONALDS CORP                 COM              580135101     4374    70045 SH       DEFINED                     0        0    70045
NEW JERSEY RES CORP            COM              646025106     1376    36780 SH       DEFINED                     0        0    36780
NIKE INC CL B                  COM              654106103      674    10200 SH       DEFINED                     0        0    10200
99 CENTS ONLY STORES           COM              65440K106     1233    94320 SH       DEFINED                     0        0    94320
NSTAR                          COM              67019E107     1461    39690 SH       DEFINED                     0        0    39690
PANERA BREAD COMP CL A         COM              69840W108     1141    17050 SH       DEFINED                     0        0    17050
PEPSICO INC                    COM              713448108     2689    44235 SH       DEFINED                     0        0    44235
PETMED EXPRESS INC             COM              716382106     1028    58220 SH       DEFINED                     0        0    58220
QUEST DIAGNOSTICS INC          COM              74834L100     4073    67460 SH       DEFINED                     0        0    67460
RESEARCH IN MOTION             COM              760975102     2896    42885 SH       DEFINED                     0        0    42885
RESMED INC                     COM              761152107     1517    29030 SH       DEFINED                     0        0    29030
ROGERS COMMUNICATIONS INC      COM              775109200     1780    57420 SH       DEFINED                     0        0    57420
ROSS STORES INC.               COM              778296103     1033    24190 SH       DEFINED                     0        0    24190
SRA INTERNATIONAL INC          COM              78464R105     1284    67230 SH       DEFINED                     0        0    67230
ST JUDE MEDICAL INC            COM              790849103      684    18600 SH       DEFINED                     0        0    18600
STERICYCLE INC                 COM              858912108     1190    21570 SH       DEFINED                     0        0    21570
TJX COS INC NEW                COM              872540109     2811    76915 SH       DEFINED                     0        0    76915
TECHNE CORP                    COM              878377100     1252    18260 SH       DEFINED                     0        0    18260
UNUM GROUP                     COM              91529Y106     2977   152520 SH       DEFINED                     0        0   152520
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1363    29090 SH       DEFINED                     0        0    29090
WMS INDS INC COM               COM              929297109     1446    36140 SH       DEFINED                     0        0    36140
WATERS CORP                    COM              941848103     1237    19960 SH       DEFINED                     0        0    19960
WATSON PHARMACEUTICALS         COM              942683103     1033    26090 SH       DEFINED                     0        0    26090
WESTAMERICA BANCORPORATION     COM              957090103     1295    23380 SH       DEFINED                     0        0    23380